UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 3, 2005

Check here if Amendment [  ];                 Amendment Number: ___
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
             ---------------------------------------
Address:     3060 PEACHTREE ROAD, NW SUITE 1555
             ---------------------------------------
             ATLANTA GA  30066
             ---------------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:       MICHAEL MCCARTHY
            ----------------
Title:      PRINCIPAL
            ----------------
Phone:      404-842-9600
            ----------------

Signature, Place, and Date of Signing:


[Signature]                    [City, State]                         [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management 09/30/2005

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            34


Form 13F Information Table Value Total        $1,915,689 (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]


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
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         Item 1:              Item 2:  Item 3:      Item 4:      Item 5:         Item 6         Item 7              Item 8

                                                                               Investment
                                                                               Discretion                  Voting Authority (shares)
                                                                           -------------------            --------------------------
                                                                                 (b)
                                                               Shares of        Shared  (c)   Manager's
                         Title of     CUSIP        Fair        Principal   (a)    As   Shared    See       (a)          (b)     (c)
Name of Issuer            Class       Number    Market Value    Amount   Sole  defined  Other  Instr V     Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Sierra Pacific Resources Common     826428104   $125,436,465   8,446,900        a                        7,508,990     937,910

Internet Sec Sys Inc     Common     46060X107   $110,220,906   4,590,625        a                        4,077,425     513,200

Moneygram Intl Inc       Common     60935Y109   $109,878,125   5,061,176        a                        4,434,975     626,201

Andrew Corp              Common     034425108   $101,926,053   9,141,350        a                        8,096,350   1,045,000

Cox Radio Inc Cl A       Cl A
                         Common     224051102   $ 99,310,264   6,533,570        a                        5,812,493     721,077

Molson Coors
  Brewing Co Cl B        Cl B
                         Common     60871R209   $ 99,026,198   1,547,043        a                        1,378,015     169,028

Alliant Techsystems Inc  Common     018804104   $ 96,436,229   1,291,845        a                        1,142,745     149,100

Steris Corp              Common     859152100   $ 95,966,043   4,033,882        a                        3,589,480     444,402

Viasys Healthcare        Common     92553Q209   $ 92,977,044   3,720,570        a                        3,245,220     475,350

Lifepoint Hosps Inc      Common     53219L109   $ 88,945,727   2,033,975        a                        1,805,625     228,350

Odyssey Healthcare Inc   Common     67611V101   $ 84,250,959   4,964,700        a                        4,373,500     591,200

Hospira Inc              Common     441060100   $ 80,852,533   1,973,457        a                        1,750,257     223,200

Hanover Compressor Co.   Common     410768105   $ 76,279,439   5,503,567        a                        4,782,270     721,297

Mosaic Co.               Common     61945A107   $ 71,981,865   4,493,250        a                        3,996,490     496,760

Checkpoint Systems Inc   Common     162825103   $ 68,489,128   2,887,400        a                        2,557,500     329,900

Rent-A-Center, Inc.      Common     76009N100   $ 61,715,436   3,196,035        a                        2,860,702     335,333

US Cellular Corp         Common     911684108   $ 57,131,355   1,069,475        a                          951,855     117,620

Nalco Holding Co         Common     62985Q101   $ 56,516,187   3,350,100        a                        3,039,900     310,200

Cincinnati Bell Inc      Common     171871106   $ 56,451,815  12,800,865        a                       11,284,958   1,515,907

FMC Corp                 Common     302491303   $ 44,960,329     785,745        a                          691,495      94,250

SUBTOTAL PAGE 1                               $1,678,752,099  87,425,530                                77,380,245  10,045,285

PAGE 2 OF 2
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         Item 1:              Item 2:  Item 3:      Item 4:      Item 5:         Item 6         Item 7              Item 8

                                                                               Investment
                                                                               Discretion                  Voting Authority (shares)
                                                                           -------------------            --------------------------
                                                                                 (b)
                                                               Shares of        Shared   (c)  Manager's
                         Title of     CUSIP        Fair        Principal   (a)   As   Shared    See        (a)          (b)     (c)
Name of Issuer            Class      Number     Market Value    Amount   Sole  defined  Other  Instr V     Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------

General Cable Corp Del   Common     369300108   $ 44,229,360   2,632,700        a                       2,320,300      312,400

Tidewater Inc            Common     886423102   $ 41,306,433     848,704        a                         754,090       94,614

Magellan Health
  Services, Inc.         Common     559079207   $ 37,909,275   1,078,500        a                         968,650      109,850

Abbott Labs              Common     002824100   $ 27,611,940     651,225        a                         578,425       72,800

Pier 1 Imports Inc       Common     720279108   $ 23,358,315   2,072,610        a                       1,819,400      253,210

Time Warner Inc.         Common     887317105   $ 19,893,870   1,098,502        a                         816,800      281,702

Gentek Inc               Common     37245X203   $ 15,323,924   1,056,822        a                         930,200      126,622

Schering Plough Corp     Common     806605101   $ 10,015,590     475,800        a                         463,300       12,500

Kraft Foods Inc Va Cl A  Common     50075n104   $  9,496,666     310,450        a                         310,450            0

Liberty Media Corp A     Cl A
                         Common     530718105   $  4,552,275     565,500        a                         525,400       40,100

OGE Energy Corp          Common     670837103   $  1,371,983      48,825        a                          27,225       21,600

Discovery Holding        Cl A
  Company CL A           Common     25468Y107   $    810,245       56,150       a                          52,540        3,610

Compass Minerals
  International, Inc.    Common     20451N101   $    508,300       22,100       a                           9,200       12,900

Cincinnati Bell 6.75%
  Series B               Preferred  171871403   $    284,050        6,500       a                               0        6,500

Conagra Foods, Inc.      Common     205887102   $    264,825       10,700       a                               0       10,700






SUBTOTAL PAGE 2                                 $236,937,050      10,935,088                            9,575,980    1,359,108

GRAND TOTAL                                   $1,915,689,148      98,360,618                           86,956,225   11,404,393


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